License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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License Agreements
10.	LEASE ARRANGEMENTS

a.	Right-of-use assets—2019

March 31, 2019
Carrying amounts

Buildings	$267,111

For the Three Months Ended March 31, 2019
Depreciation charge for right-of-use assets Buildings	$56,739

b.	Lease liabilities—2019

March 31, 2019
Carrying amounts

Current	$223,833
Non-current	42,238

$266,071

Discount rate for lease liabilities was as follows:

March 31, 2019
Buildings	6%

c.	Material lease-in activities and terms

The Group leases office buildings with lease terms of 3 years. These arrangements do not contain renewal or purchase options at the end of the lease terms.

d.	Other lease information

2019

For the Three Months Ended March 31, 2019
Expenses relating to short-term leases	$100,213

Expenses relating to low-value asset leases	$372

Total cash outflow for leases	$62,018

The Group leases certain office buildings which qualify as short-term leases and certain office equipment which qualify as low-value asset leases. The Group has elected to apply the recognition exemption and, thus, did not recognize right-of-use assets and lease liabilities for these leases.

2018

The future minimum lease payments of non-cancellable operating lease commitments are as follows:

December 31, 2018
Not later than 1 year	$493,534
Later than 1 year and not later than 5 years	105,859

$599,393

20.	OPERATING LEASE ARRANGEMENTS

The Group as lessee

Operating leases relate to leases of office, parking space and copiers with lease terms between 1 and 5 years. The Group does not have a bargain purchase option to acquire the leased office, parking space and copiers at the expiration of the lease periods.

The future minimum lease payments of non-cancellable operating lease commitments were as follows:

	December 31
	2016	2017	2018
No later than 1 year	$309,220	$555,133	$493,534
Between 1 and 5 years	485,053	632,340	105,859

	$794,273	$1,187,473	$599,393